Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2022 (unaudited)

Common Stocks (92.0%)	Country	Shares/ Par +	Value $ (000’s)

Communication Services (4.7%)
Sea, Ltd., ADR *	Taiwan	50,599	6,061
Tencent Holdings, Ltd.	China	673,900	31,792
Vodacom Group, Ltd.	South Africa	339,198	3,707

Total			41,560

Consumer Discretionary (14.3%)
Alibaba Group Holding, Ltd. *	China	2,417,900	33,095
Allegro.eu SA *	Poland	692,907	5,760
China Tourism Group Duty Free Corp., Ltd. - Class A	China	393,986	10,115
JD.com, Inc. - Class A *	China	174,500	5,111
Li Ning Co., Ltd.	China	963,500	8,258
Maruti Suzuki India, Ltd.	India	91,024	9,029
MercadoLibre, Inc. *	Brazil	4,490	5,341
Midea Group Co., Ltd. - Class A	China	961,267	8,598
Prosus NV *	China	301,608	15,966
Sands China, Ltd. *	Macau	2,832,400	6,798
Shenzhou International Group Holdings, Ltd.	China	755,800	10,081
Zhongsheng Group Holdings, Ltd.	China	1,417,000	9,977

Total			128,129

Consumer Staples (6.1%)
Budweiser Brewing Co. APAC, Ltd.	China	4,164,700	11,053
Fomento Economico Mexicano SAB de CV, ADR	Mexico	201,607	16,703
Foshan Haitian Flavouring and Food Co., Ltd. - Class A	China	720,883	9,913
Hindustan Unilever, Ltd.	India	409,188	11,020
Kweichow Moutai Co., Ltd. - Class A	China	23,280	6,280

Total			54,969

Energy (0.9%)
LUKOIL PJSC, ADR Æ	Russia	225,143	–
NovaTek PJSC Æ	Russia	795,201	–
PTT Exploration & Production PCL - Foreign Shares	Thailand	1,835,300	7,948

Total			7,948

Financials (23.9%)
AIA Group, Ltd.	Hong Kong	1,504,000	15,746
B3 SA - Brasil, Bolsa, Balcao	Brazil	3,689,230	12,173
Banco Bradesco SA, ADR	Brazil	3,810,017	17,678
Banco Santander Chile, ADR	Chile	168,085	3,797
Bank Central Asia Tbk PT	Indonesia	32,537,000	18,027
Bank of the Philippine Islands	Philippines	2,680,376	5,150
China Merchants Bank Co., Ltd. - Class H	China	2,811,000	21,975
Credicorp, Ltd.	Peru	30,500	5,242
Grupo Financiero Banorte SAB de CV	Mexico	2,717,163	20,430

Common Stocks (92.0%)	Country	Shares/ Par +	Value $ (000’s)

Financials continued
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	266,492	12,559
Housing Development Finance Corp., Ltd.	India	898,668	28,141
Kasikornbank PCL - Foreign Shares	Thailand	1,788,100	8,668
Kotak Mahindra Bank, Ltd.	India	665,311	15,299
PT Bank Rakyat Indonesia Persero Tbk	Indonesia	43,958,756	14,154
Sberbank of Russia PJSC Æ	Russia	734,128	–
SBI Life Insurance Co., Ltd.	India	1,038,647	15,312

Total			214,351

Health Care (1.7%)
Hangzhou Tigermed Consulting Co., Ltd. - Class A	China	198,999	3,353
Hangzhou Tigermed Consulting Co., Ltd. - Class H	China	187,100	2,255
Wuxi Biologics Cayman, Inc. *	China	1,161,500	9,422

Total			15,030

Industrials (6.1%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	298,110	6,654
NARI Technology Co., Ltd. - Class A	China	3,558,060	17,511
Rumo SA *	Brazil	1,905,326	7,423
Samsung Engineering Co., Ltd. *	South Korea	196,236	4,226
Sungrow Power Supply Co., Ltd. - Class A	China	749,597	12,537
WEG SA	Brazil	848,533	6,215

Total			54,566

Information Technology (22.3%)
ASM International NV	Netherlands	21,243	7,701
ASML Holding NV	Netherlands	14,315	9,548
Delta Electronics, Inc.	Taiwan	1,115,000	10,372
GDS Holdings, Ltd. - Class A *	China	588,800	2,941
Globant SA *	United States	25,681	6,730
Hon Hai Precision Industry Co., Ltd.	Taiwan	2,871,000	10,577
LONGi Green Energy Technology Co., Ltd. - Class A	China	1,373,502	15,503
Samsung Electronics Co., Ltd.	South Korea	465,855	26,613
Samsung SDI Co., Ltd.	South Korea	17,927	8,747
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,916,290	80,967
Tata Consultancy Services, Ltd.	India	324,914	15,979

Emerging Markets Equity Portfolio

Common Stocks (92.0%)	Country	Shares/ Par +	Value $ (000’s)

Information Technology continued
Yonyou Network Technology Co., Ltd. - Class A	China	1,237,380	4,447

Total			200,125

Materials (9.7%)
Anglo American Platinum, Ltd. South Africa		151,241	20,768
Grupo Mexico SAB de CV	Mexico	3,883,333	23,234
LG Chem, Ltd.	South Korea	37,623	16,312
Mondi PLC	Austria	571,239	11,352
UltraTech Cement, Ltd.	India	108,458	9,393
Yunnan Energy New Material Co., Ltd. - Class A	China	180,695	6,207

Total			87,266

Real Estate (1.2%)
China Resources Land, Ltd.	China	2,320,000	10,754

Total			10,754

Utilities (1.1%)
Power Grid Corp. of India, Ltd.India		3,468,742	9,895

Total			9,895

Total Common Stocks (Cost: $767,064)			824,593

Preferred Stocks (4.7%)	Country	Shares/ Par +	Value $ (000’s)

Information Technology (4.7%)
Samsung Electronics Co., Ltd.South Korea		809,516	41,871

Total			41,871

Total Preferred Stocks (Cost: $31,441)			41,871

Short-Term Investments (3.3%)

Money Market Funds (3.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.250%#	United States	29,726,399	29,726

Total			29,726

Total Short-Term Investments (Cost: $29,726)			29,726

Total Investments (100.0%) (Cost: $828,231)@			896,190

Other Assets, Less Liabilities (0.0%)			124

Net Assets (100.0%)			896,314

Investments by Country of Risk as a Percentage on Net Assets:
China	29.8%
India	12.6%
Taiwan	12.0%
South Korea	11.0%
Mexico	7.5%
Brazil	5.5%
Other	21.6%

Total	100.0%

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 3/31/2022.
@

At March 31, 2022, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $828,231 and the net unrealized appreciation of investments based on that cost was $67,959 which is comprised of $190,717 aggregate gross unrealized appreciation and $122,758 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2022.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)

Assets:
Preferred Stocks	$—	$41,871	$—
Common Stocks
Communication Services	6,061	35,499	—
Consumer Discretionary	5,341	122,788	—
Consumer Staples	16,703	38,266	—
Energy	—	7,948	—
Financials	59,320	155,031	—
Industrials	20,292	34,274	—
Information Technology	6,730	193,395	—
Materials	23,234	64,032	—
All Others	—	35,679	—
Short-Term Investments	29,726	—	—

Total Assets:	$167,407	$728,783	$—

Management has determined that the amount of Level 3 securities compared to total net assets is not material; therefore, the reconciliation of Level 3 securities and assumptions is not shown for the period ended March 31, 2022.

For the period ended March 31, 2022, there were transfers from Level 1 to Level 3 and Level 2 to Level 3 in the amount of $0 (in thousands). These transfers were the result of the third party vendor not being able to provide a daily price due to the liquidity and current market conditions in Russia.

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand